LICENSE (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
Net book value	$ 0	$ 108,583	$ 240,498
Additions	706,974	0
Accumulated amortization [Member]
Statement [Line Items]
Accumulated amortization beginning balance	(602,328)	(470,413)
Amortiziation	(108,583)	(131,915)
Accumulated amortization ending balance	(710,911)	(602,328)
Cost [Member]
Statement [Line Items]
Cost beginning balance	710,911	710,911
Additions	0	0
Cost ending balance	$ 710,911	$ 710,911